RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Unrealized and Realized (Losses) / Gains on Derivative Instruments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative [Line Items]
Gain (loss) on cash flow hedge	$ 6	$ 0	$ 0
Commodities
Derivative [Line Items]
Amount of unrealized (losses) / gains in the year	(71)	132	(11)
Realized gains (losses) in the year	199	192	46
Commodities | Derivative instruments in hedging relationships
Derivative [Line Items]
Realized gains (losses) in the year	33	(2)	(73)
Foreign exchange
Derivative [Line Items]
Amount of unrealized (losses) / gains in the year	(266)	246	(149)
Realized gains (losses) in the year	(152)	155	(2)
Interest rate
Derivative [Line Items]
Amount of unrealized (losses) / gains in the year	(71)	0	0
Realized gains (losses) in the year	29	0	0
Interest rate | Derivative instruments in hedging relationships
Derivative [Line Items]
Realized gains (losses) in the year	$ (52)	$ (43)	$ (3)